Note 23 - Provisions. Provisions Breakdown By Conceps (Details) - EUR (€) € in Millions		Jun. 30, 2019	Dec. 31, 2018
Provisions or reversal of provisions Abstract
Pensions and other post employment defined Benefit Obligations		€ 4,745	€ 4,787
Other long term employee benefits		58	62
Provisions for taxes and other legal contingencies		689	686
Provisions for contingent risks and commitments		639	636
Other Provisions	[1]	500	601
PROVISIONS		€ 6,631	€ 6,772

[1]	(*) Individually insignificant provisions or contingencies, for various concepts in different geographies.